International operations (Tables)	12 Months Ended
Dec. 31, 2023
Segments, Geographical Areas [Abstract]
Foreign Revenue, Income before Income Taxes, Net Income and Assets from Foreign Operations
Total assets, total revenue, income before income taxes and net income of our international operations are shown in the table below.

International operations		International				Total International	Total Domestic
(in millions)		Europe, the Middle East and Africa		Asia-Pacific region	Other			Total
2023
	Total assets at period end (a)	$76,297	(b)	$9,617	$1,687	$87,601	$322,352	$409,953
	Total revenue	4,112	(b)	1,281	893	6,286	11,216	17,502
	Income before income taxes	1,367		707	569	2,643	1,445	4,088
	Net income	1,057		547	440	2,044	1,244	3,288
2022
	Total assets at period end (a)	$78,074	(b)	$11,623	$1,622	$91,319	$314,464	$405,783
	Total revenue	3,954	(b)	1,127	805	5,886	10,491	16,377
	Income before income taxes	1,164		572	481	2,217	1,111	3,328
	Net income	880		432	364	1,676	884	2,560
2021
	Total assets at period end (a)	$94,507	(b)	$20,280	$2,519	$117,306	$327,132	$444,438
	Total revenue	4,119	(b)	1,144	744	6,007	9,924	15,931
	Income before income taxes	1,293		572	447	2,312	2,336	4,648
	Net income	1,005		445	348	1,798	1,973	3,771
(a)Total assets include long-lived assets, which are not considered by management to be significant in relation to total assets. Long-lived assets are primarily located in the U.S.
(b)Includes assets of approximately $29.1 billion, $31.7 billion and $37.9 billion and revenue of approximately $2.4 billion, $2.2 billion and $2.4 billion in 2023, 2022 and 2021, respectively, of international operations domiciled in the UK, which is 7%, 8% and 9% of total assets and 14%, 14% and 15% of total revenue, respectively.